Offerings	Dec. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0001 per share
Amount Registered | shares	51,487,074
Proposed Maximum Offering Price per Unit	0.5991
Maximum Aggregate Offering Price	$ 30,845,906.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,259.82
Offering Note	Represents Class B ordinary shares issuable upon vesting or exercise of awards granted under the Registrant’s 2022 Equity Incentive Plan (the “2022 Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plans. Any Class B ordinary shares covered by an award granted under the 2022 Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class B ordinary shares that may be issued under the 2022 Plan.

The amount to be registered represents restricted shares previously granted under the 2022 Plan as of the date of this registration statement. The corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on US$0.5991 per share, the average of the high and low prices for the Registrant’s Class B ordinary share as quoted on the Nasdaq Capital Market on December 2, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0001 per share
Amount Registered | shares	4,416,699
Proposed Maximum Offering Price per Unit	0.5991
Maximum Aggregate Offering Price	$ 2,646,044.37
Fee Rate	0.01381%
Amount of Registration Fee	$ 365.42
Offering Note	Represents Class B ordinary shares issuable upon vesting or exercise of awards granted under the Registrant’s 2022 Equity Incentive Plan (the “2022 Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plans. Any Class B ordinary shares covered by an award granted under the 2022 Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class B ordinary shares that may be issued under the 2022 Plan.

These Class B ordinary shares are reserved for future award grants under the 2022 Plan. Under the 2022 Plan, the maximum aggregate number of Class B ordinary shares that may be issued pursuant to the awards shall initially be 42,845,000 shares, equal to 15% of the total number of ordinary shares outstanding of the Registrant immediately after the closing of the business combination on November 11, 2022, with an annual increase by 1.5% of the total number of ordinary shares outstanding on the last day of the immediately preceding fiscal year commencing with the fiscal year ending on December 31, 2023, unless otherwise determined by the board of directors or any committee authorized by the board.

As of the date of this registration statement, the maximum aggregate number of Class B ordinary shares that are available for issuance under the 2022 Plan shall be 55,903,773 shares. To the extent that the actual number of shares that may be offered pursuant to the 2022 Plan exceeds the number of shares registered on this registration statement in the future, the Registrant will file a new registration statement to register the additional shares. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on US$0.5991 per share, the average of the high and low prices for the Registrant’s Class B ordinary share as quoted on the Nasdaq Capital Market on December 2, 2025.